9. Stockholders' deficit - Warrants Outstanding (Details) - Warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Beginning balance, warrants	6,300,000	6,300,000
Beginning balance, warrants exercise price	$ 0.143	$ 0.143
Warrants Granted, shares	3,703,700
Warrants granted, price	$ 0.030
Warrants Cancelled, shares	(4,500,000)
Warrants cancelled, price	$ 0.150
Warrant Exercised, shares
Warrants Exercised, price
Ending Balance, warrants	5,503,700	6,300,000
Ending Balance, warrants exercise price	$ 0.041	$ 0.143
Weighted Average Contractual Life, warrants	3 years 4 months 6 days